May 21, 2024

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, DC  20549

RE:

Ranger Funds Investment Trust, File Nos. 333-175328 and 811-22576

Dear Sir or Madam:

On behalf of Ranger Funds Investment Trust, a registered investment company (the “Trust”), we hereby submit via electronic filing Post-Effective Amendment No. 36 to the Trust’s Registration Statement under the Securities Act of 1933.  The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act of 1933.  The main purpose for this filing is to establish Wisdom Short Duration Income Fund and Wisdom Government Money Market Fund as new series of the Trust.

If you have any questions, please contact Ryan S. Wheeler at (513) 352-6693.

Very truly yours,

/s/ Ryan S. Wheeler

Ryan S. Wheeler